                        COLUMBIA FUNDS MANAGEMENT COMPANY
                             1300 S.W. Sixth Avenue
                               Portland, OR 97201




February 28, 2000



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

                  Re: Columbia International Stock Fund, Inc. File Nos. 33-48994, CIK 0000889421

         Pursuant to Rule 497 (j) under the Securities Act of 1993, the undersigned certifies on behalf of the Registrant that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1993, as amended, would not have differed from those contained in Post-Effective Amendment to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on February 22, 2000.

         Any questions regarding this transmission can be directed to Mark Wentzien at (503) 795-6397.

                                            Sincerely,

                                            COLUMBIA FUNDS MANAGEMENT COMPANY

                                            MARK A. WENTZIEN

                                            Mark A. Wentzien
                                            Vice President and Associate Counsel